The Phoenix Plaza
21st Floor
2929 North Central Avenue
Phoenix, Arizona 85012-2794
P.O. Box 36379
Phoenix, Arizona 85067-6379

Telephone 602.640.9000
Facsimile  602.640.9050
OSBORN
MALEDON
A PROFESSIONAL ASSOCIATION
ATTORNEYS AT LAW
www.osbornmaledon.com
Christopher S.
Stachowiak

Direct Line
602.640.9353
Direct Fax
602.664.2055

cstachowiak@omlaw.com

VIA ELECTRONIC AND HAND DELIVERY
November 14, 2005
Securities and Exchange Commission
Mail Stop 4561
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	MedAire, Inc.
Registration Statement on Form 10
Filed on October 3, 2005
File No. 0-51555
Ladies and Gentlemen:
     This letter responds to Ms. Karen J. Garnett’s letter of October 28, 2005 setting forth the comments of the staff of the Securities and Exchange Commission (the “Staff”) regarding the Registration Statement on Form 10 of MedAire, Inc., a Nevada corporation (“MedAire” or the “Company”), filed on October 3, 2005 (the “Registration Statement”). For your convenience, we have incorporated your letter into our response. To update the Registration Statement and to respond to the comments in Ms. Garnett’s letter, the Company is filing concurrently with this letter Amendment No. 1 to the Registration Statement (“Amendment No. 1”). A marked copy of Amendment No. 1 indicating changes from the originally filed Registration Statement is also included with this letter for the Staff’s reference.
The Company’s Response to Staff Comments:
General Comments
1.	Please note that the Form 10 goes effective by lapse of time 60 days after the date filed pursuant to Section 12(g)(1) of the Securities Exchange Act of 1934. After that date, you will be subject to the reporting requirements under Section 13(a) of the Securities Exchange Act of 1934. In addition, we will continue to review your filing until all of our comments have been addressed.
The Company takes note of the foregoing comment.

November 14, 2005

2.	Please provide us with copies of market and industry data that you cite or rely on in your filing. For instance, on page 9 you state that your “Commercial Aviation clients represent approximately 35% of the world’s air passenger traffic based on statistics published by Air Transport World.” The copies of market and industry data should be appropriately marked, dated, and reference should be made to the page number on which they are cited.
In response to the Staff’s comment, the Company will provide the information requested supplementally under separate cover.
3.	The basis for comparative factual assertions and for management’s belief in qualitative statements must be clear from the text of the registration statement or provided supplementally to us. Revise the disclosure throughout the document to disclose the measurements you are using to support your statements, or advise us supplementally as necessary. In providing supplemental support, clearly mark the location of the information you believe is supportive of the statement referenced. We note, for example, and without limitation:
•	“we believe that collectively these markets represent more than $450 million in annual revenue, based on the services and products the Company provides today.” (page 3)

•	“we believe MedAire is the industry’s dominant medical and security assistance provider.” (page 8)

•	"[w]e believe that of the global airlines tracked by Air Transport World, about half have at least some potential for doing business with MedAire, and we estimate that the value of the total current global Commercial Aviation market value for services and products similar to those that we offer is currently approximately $16 million annually.” (page 9)
     Please revise or advise as appropriate.
In response to the Staff’s comment the Company undertook a review of the information on which the referenced statements and other similar statements were based. See the Company’s responses to comments 10, 15, 16 and 17. Based on its determination that such statements are generally based on anecdotal evidence and informal observations and estimates made by the Company based on its participation in its various markets, the Company has revised Form 10 to remove such statements.

November 14, 2005

4.	We note a letter to your shareholders, dated October 18, 2005, posted on your company website, which indicates that management has been meeting with institutional micro cap investors in order to explore their interest in creating a market for your shares. Please provide us with further detail on the discussions you have been having with the institutional micro cap investors.
In the letter to shareholders cited by the Staff (the “Letter to Shareholders”), the Company states that it has “plans to meet regularly with institutional micro cap investors”. Management has been interviewing micro cap investment banking firms to explore the possibility of securing their services in the placement of large blocks of shares held by current shareholders who are interested in selling large blocks of Company stock. As of the date of this letter, the Company has conducted interviews with micro cap investment banking firms, but has not yet engaged any such firm nor had any meetings with institutional micro cap investors.
Explanatory Note, page 2
5.	Please tell us the number of holders of your outstanding voting securities as of December 31, 2003 and December 31, 2004. Also, please tell us how many of those security holders were residents of the U.S. Please revise the disclosure to state your conclusions about whether you were in compliance with the Exchange Act registration requirements.
In response to the Staff’s comment, the Company has revised the Explanatory Note.
Item 1. Business, page 2
6.	Please revise to note the extent to which your business may be seasonal.
The Company has not found product sales to be materially impacted by seasonality. Although the Company’s sales of service contracts into various markets may fluctuate throughout the year, because the Company recognizes revenue on a straight-line basis over the life of the contract, the Company does not experience significant seasonal fluctuations in revenues. The Company has added a statement to this effect under “Business—Seasonality”.
7.	Please revise to note the dollar amount of your backlog orders believed to be firm, as of a recent date and as of a comparable date in the preceding fiscal year, together with an indication of the portion thereof not reasonably expected to be filled within the current fiscal year. Refer to Item 101(c)(viii) of Regulation S-K.
The Company does not generally have firm backlog orders. The Company has added a statement to this effect under “Business—Backlog Orders”.
8.	Please revise to provide a description of any material portion of the business that may be subject to renegotiation of profits or termination of contracts or subcontracts at the election of the government. Refer to Item 101(c)(1)(ix) of Regulation S-K.
No material portion of the Company’s business is currently subject to renegotiation of profits or termination of contracts or subcontracts at the election of the government. Although MedAire

November 14, 2005

has one material contract with the government subject to the U.S. Army Medical Research Acquisition Activity General Terms and Conditions of Assistance Awards, which provide for modification of such awards by written notice of the “Grants Officer” and give the government substantial flexibility to terminate the contract, the Company has completed more than 90% of the contracted work and will complete the remainder during the 2005 fiscal year. All amounts for work completed were appropriately billed to the government as required by the contract. Given that less than $100,000 remains under the appropriation, the Company did not provide any disclosure pursuant to Item 101(c)(1)(ix) of Regulation S-K.
9.	We note on page 4, that your Board made the decision to consider the sale of your Global Doctor clinics. Please revise to discuss the Global Doctor clinics’ historical financial performance and to note the effect a sale of the Global Doctor clinics would have on your financial performance going forward.
In response to the Staff’s comment, the Company has added a discussion of Global Doctor’s financial performance as well as the expected impact to the going-forward consolidated financial statements in the event of a sale under “Business—History”.
Industry Background, page 3
10.	In the third full paragraph you note that “collectively these markets represent more than $450 million in annual revenue, based on the services and products the Company provides today.” Please revise to note that these markets represent $450 million in potential annual revenue. Also, please revise to note the amount of revenue you currently generate from each market.
In response to the Staff’s comment, the Company has deleted the referenced language. In addition, a table has been added to clarify the amount of revenue MedAire currently generates from each market under “Business—Industry Background”.
11.	In the penultimate paragraph on page 3, you state that medical expertise in the telemedicine industry is shared on a virtual basis. Please revise to give an example of how information is shared on a virtual basis.
In response to the Staff’s comment, the referenced language has been revised to include an example of the sharing of medical information on a virtual basis.
History, page 4
12.	We note your reference to ISO certification. Please revise to briefly describe the ISO and the significance of this certification. Also, please note whether you are required to obtain this certification to perform any aspect of your business or if you voluntarily obtained this certification.
In response to the Staff’s comment, additional disclosure has been added to the referenced disclosure to explain the significance of the ISO certification to the Company and that the Company has voluntarily obtained the ISO certification.

November 14, 2005

Services and Products, page 5
13.	Please revise to note the portion of your revenues derived from long-term contracts versus fixed-fee or transaction-based revenues.
In response to the Staff’s comment, the Company has added disclosure to explain that approximately 82% of the Company’s 2004 revenues were derived from annuity-type business, while 18% was derived from transactional-based business under “Business—Business Overview”.
Resources, page 7
14.	You state that “[k]its are returned to us either on an annual basis or after they have been opened (whichever comes first) to be refurbished with current date pharmaceuticals.” Please revise to note if you charge clients for the refurbishment of the kits or if you provide this service free of charge.
In response to the Staff’s comment, the Company has revised the referenced disclosure to explain that a fee is charged for the kit refurbishment service.
Business Aviation, page 8
15.	You state that “[v]irtually all of our clients in this market take advantage of our annual training programs and have our medical kits onboard.” Please revise to quantify the term “virtually all.”
In response to the Staff’s comment, the Company has deleted the referenced language. See the Company’s response to Comment 3.
16.	On page 9, you discuss your partnerships “with the top business aircraft manufacturers in the industry, including Boeing Business Jet, Gulfstream, Bombardier and Embraer.” Please disclose your basis of selection for referencing the clients listed. Your basis should be one that is objective and quantifiable. Refer to Item 101(c)(vii) of Regulation S-K. You should not highlight only the customers that are widely known.
In response to the Staff’s comment, the Company has deleted the referenced language. See the Company’s response to Comment 3.
Clients, page 11
17.	You note that, as of June 30, 2005, you have approximately 1,000 clients and that “[m]ost are among the Fortune 1000.” Please provide us with your criteria for whom or what you consider a “client.” Also, please revise to quantify how many of you clients are among the Fortune 1000.
In response to the Staff’s comment, the Company has deleted the referenced language. See the Company’s response to Comment 3. The Company has also clarified this disclosure to explain that a client is a company that has a contractual relationship with the Company. Finally, the

November 14, 2005

Company has corrected an error that misstated the number of clients as 1,000 when the number is approximately 1,400.
Regulatory Matters, page 12
18.	Please revise to describe the regulatory matters you face in countries outside of the United States.
In response to the Staff’s comment, the Company has revised the disclosure under “Business—Regulatory Matters”.
Intellectual Property, page 13
19.	Please revise to disclose whether you have any patents or registered trademarks for your proprietary processes, procedures, protocols and resources.
In response to the Staff’s comment, the Company has added disclosure of a patent for a method and system for identifying medical facilities along a travel route that was registered after the Form 10 was filed on October 3, 2005. The Company has also added additional disclosure about the duration and effect of its registered trademarks.
20.	Please revise to note the duration and effect of all patents and trademarks. Refer to Item 101(c)(l)(iv).
In response to the Staff’s comment, the Company has added a table to “Business—Intellectual Property” to provide the required information.
Financial Information About Geographic Areas, page 14
21.	Please provide us with the list of countries that make up the category “Other Countries.”
In response to the Staff’s comment, the Company reviewed the information presented in the table under “Business—Financial Information About Geographic Areas” as well as Note 9 to the Financial Statements and corrected some inconsistencies discovered in this review. In addition, the detail of the “Other Countries” category, as corrected, will be provided to the Staff under separate cover.
Management’s Discussion and Analysis of Financial Condition and Results of Operations, page 16
Overview, page 16
22.	In the penultimate paragraph, on page 17, you state that MedSpace “paid an amount to settle a management agreement in a merger transaction.” Please provide further detail regarding that transaction.
In response to the Staff’s comment, the Company has revised the relevant section to provide further detail with respect to settlement and the merger transaction with MedSpace.

November 14, 2005

23.	Please tell us how you accounted for the $1 million congressional appropriation awarded to you in July of 2003.
The Company recognized total revenue of approximately $900,000 during fiscal years 2004 and 2005 as services were performed or products shipped in conjunction with the $1 million congressional appropriation awarded in July 2003. The remaining amount is kept by the Government for administrative services in conjunction with the appropriation. The Company did not recognize revenue or expense for that portion of the revenue.
Key Trends Influencing our Operating Results, page 18
24.	Please revise this section to note any negative trends that are currently affecting your operations, if any. For instance, but without limitation, we note on page 21 that you have experienced declining margins in your equipment kit business given that your product mix has shifted to additional kit refurbishment versus new kits. Also, in this section you discuss the advantages of Globalization. Please discuss any disadvantages to Globalization, such as increased competition.
In response to the Staff’s comment, the Company has added disclosure discussing the recent trend related to the equipment product mix contributing to a decline in margins and the potentially negative effects of globalization.
Year Ended December 31. 2004 Compared to Year Ended December 31. 2003, page 22
Cost of Equipment Revenues. page 23
25.	On page 20, you note that the Federal Aviation Administration’s passed a regulation that mandated all U.S. commercial aircraft carry new medical kits onboard. On page 21, you state that as a result of that regulation, there was strong demand in the first half of 2004 from clients upgrading or replacing their kits which caused an increase in your margin for the first 6 months in 2004. However, in this section you note that the improvement in your margin in 2004 relates to operational and administrative efficiencies and synergies created by the acquisition of the minority interest in MedSpace, Inc. in December 2003. Please reconcile these two statements.
In response to the Staff’s comment, the Company has revised Form 10 to reconcile the two referenced statements.
Liquidity and Capital Resources. page 27
26.	Please revise to state your cash balance as of the most recent practicable date.
In response to the Staff’s comment, the Company has added disclosure of the cash balance as of September 30, 2005.

November 14, 2005

27.	Please provide us with your basis for classifying the “cash payment of the minority interest acquisition in MedSpace” as an operating activity.
The settlement of the management agreement related to the excess cost paid to buy-out the remaining 54% ownership of MedSpace that was in excess of the fair market value of the net assets acquired. The assets and liabilities acquired in the transaction were recorded at fair market value resulting in net assets of $387,474. This amount was subsequently paid in fiscal year 2004. Therefore, the amount was reflected in operating cash flows as part of the change in accounts payable and accrued expenses. The remaining cost to buy-out the 54% ownership of $714,567 was recorded as a charge to operations in December 2003. The additional $714,567 was the negotiated price with MedSpace management for their agreement to sell their ownership to the Company and terminate their management services agreement. Based upon a third party valuation, the Company determined that it would not be appropriate to record any intangible assets or goodwill for the $714,567 and thus recorded a charge to operations in the period of acquisition. For example, MedAire, Inc. was the only customer of MedSpace. MedSpace sales were based solely upon sales made by MedAire, Inc. and fulfilled by MedSpace. Since all the customers were MedAire, Inc. customers, the Company could have opened a kit assembly division separate from purchasing the remaining interest in MedSpace. Thus there was nothing intangible to acquire from MedSpace, and the $714,567 payment was a true operational cost to terminate their management services agreement, in accordance with FAS 95, paragraph 23.
Liquidity Summary, page 27
28.	You state that you have an unused $1 million credit facility for working capital purposes. Please disclose the name of the lender that is providing the credit facility and the material terms of the facility. Disclosure should include, but not be limited to, the requirement that you maintain a $500,000 compensating balance on deposit with the financial institution as discussed on page F-11. Also, please file a copy of the credit facility agreement as an Exhibit or tell us why you believe it is not a material contract for purposes of Item 601 of Regulation S-K.
In response to the Staff’s comment, the Company has added disclosure regarding the credit facility. In addition, copies of the credit facility and related documents have been filed as Exhibits 10.13 thru 10.16 to Amendment No. 1.
29.	You state that, as of December 31, 2004, you had a covenant default that was waived. Please revise to provide further disclosure regarding this default. Also disclose whether you are currently in compliance with this covenant.
In response to the Staff’s comment, the Company has added disclosure with respect to the default.
30.	On page 30, you note that “you expect your future growth to be derived, in significant part, from acquisitions.” Please revise this section to note this expectation and discuss your anticipated sources of funding. Also, please revise to note any commitments you have regarding significant capital expenditures or acquisitions.

November 14, 2005

In response to the Staff’s comment, the Company has added disclosure to note the referenced expectation and provided a general statement of possible sources of funding. The Company has also indicated that it has not made any commitments regarding significant capital expenditures or acquisitions.
31.	We note the reference to “future capital requirements” at the top of page 28. Please revise to describe these requirements in more detail and to quantify each requirement if possible.
In response to the Staff’s comment, the Company has added a specific reference to a near term (one to three years) plan to improve the Company’s information technologies systems. At this point, these plans are not specific enough to permit the Company to quantify the costs of the plan.
Additionally, the Company is planning to develop new products and services for the Commercial Aviation and Commercial Maritime markets while continuing to develop its security business. The Company plans to develop these new offerings to the point at which they are ready to launch in the market, and anticipates a period of investment and development before such offerings are ready to be launched. These plans are also not specific enough at this point for the Company to provide any reliable estimate of how much they may cost. Given these facts, the Company has not changed the general statement on page 28 indicating the multiple factors that may affect the Company’s liquidity. As the Company makes specific commitments to invest in these projects, the Company will disclose such efforts through its Current Reports (as applicable) and other periodic reports.
32.	We note a letter to your shareholders, dated October 18, 2005, posted on your company website, which indicates that management plans to seek additional investment from institutional micro cap investors. Please revise this section to include a discussion of any anticipated funding from micro cap investors.
The Company refers the Staff to its response to Comment 4. In light of the facts presented in the Company’s response to Comment 4, including that discussions are preliminary and no micro cap investment banking firm has yet been engaged, the Company respectfully submits that these preliminary discussions are not material to the liquidity summary. Should a micro cap investment banking firm be engaged, the Company would disclose the engagement on Form 8-K.
Contractual Obligations, page 28
33.	Please tell us what consideration you gave to including obligations under your employment agreements in the table.
The Company did not consider the employment agreements to be disclosable in the obligations table because any liability under those agreements is contingent on future events.

November 14, 2005

Risk Factors, page 28
34.	We note that $928,000 (or roughly 7%) of your $13 million in assets as of June 30, 2005 consists of goodwill. Given your history of losses, please add a risk factor addressing the potential impairment of this asset.
In response to the Staff’s comment, the Company has added a risk factor addressing the risks associated with the Company’s goodwill.
35.	Mitigating statements are not appropriate in the risk factor discussion. Please revise your risk factors to remove all mitigating language. For example:
•	on page 29, you state that “Although we believe we take appropriate steps to ensure compliance.”

•	on page 31, you state that “Although we have obtained liability insurance that we believe is adequate as to both the risks covered and the amount of coverage.”

•	on page 32, you state that “While we anticipate being able to fully implement the requirements relating to internal controls and all other aspects of Section 404 by our deadline.”
In response to the Staff’s comment, the Company has revised the section entitled “Risk Factors” to eliminate such mitigating language.
We derive a substantial percentage of our revenue from services and equipment we provide to our customers in the U.S. Commercial Aviation market, and factors that negatively affect the airline industry may also negatively affect our results of operations, page 28
36.	Please revise to note the effect that rising fuel costs are having on the airline industry.
In response to the Staff’s comments, the Company has added language to this risk factor to describe the effect that rising fuel costs are having on the airline industry.
We have experienced losses in the past and may not be able to sustain profitability in the future, page 29
37.	Please revise this risk factor to note your accumulated deficit.
In response to the Staff’s comment, the Company has added disclosure to this risk factor of the Company’s accumulated deficit.
Our receipt of confidential patient information may subject us to significant federal and state regulation. page 30
38.	You state that you “have consulted legal counsel specializing in such matters and have been advised that in our current role we are presently not considered a covered health care provider because we do not engage in any of the Health Insurance Portability and

November 14, 2005

Accountability Act of 1996 (HIPAA) electronic standard transactions.” Please revise to clarify whether your conclusion is based on the advice or opinion of counsel and name counsel.
In response to the Staff’s comment, the Company has added disclosure to this risk factor of the counsel who provided advice with respect to the issues raised by HIPAA and indicated that the Company continues to seek legal advice with respect to a particular issue raised by HIPAA.
We expect our future growth to be derived, in significant part from acquisitions, but our acquisition strategy may not be successful or we may not be successful integrating acquisitions, page 30
39.	Please revise this risk factor to note the risk of you having insufficient capital to implement this acquisition strategy.
In response to the Staff’s comment, the Company has added language to this risk factor to address the risk that the Company may not have sufficient capital to implement its acquisition strategy.
The loss of certain key employees could adversely affect our business, page 31
40.	We note the generic nature of this risk factor. Since all companies rely on their key personnel, clearly explain how the loss of your key personnel would affect your company. For example, please elaborate on the risk posed by losing their knowledge and business contacts.
In response to the Staff’s comment, the Company has added language to this risk factor to specify the critical attributes of each of the named employees.
41.	Please advise us whether you have entered into employment agreements with all of the key employees listed in this risk factor. If you have not entered into employment agreements with all of these individuals, please revise the risk factor to note this fact.
In response to the Staff’s comment, the Company has added language to this risk factor to note which employees’ relationships with the Company are governed by an employment agreement.
Properties, page 34
42.	Please revise to state the location of the MedSpace office space where you operate kit assembly operations.
In response to the Staff’s comment, the Company has disclosed the location of the MedSpace office space where kit assembly operations are conducted.

November 14, 2005

Item 4, Security Ownership of Certain Beneficial Owners and Management, page 35
43.	Please revise to name the natural persons holding voting control and dispositive powers over Bell Porter Nominees LTD, ANZ Nominees Limited, and LF Private Equity AS.
The Company has confirmed that voting control and dispositive powers over the shares held in the name of LF Private Equity AS are held by Laerdal Medical Corporation and has added a footnote to that effect to the beneficial ownership table. The Company is not aware of the beneficial owners of the shares held by ANZ Nominees Limited. The Company believes, based on a Form 604 — Change of Interest of Substantial Holder filed by Best Dynamic Services Limited, that Best Dynamic Services Limited is the beneficial owner of 11,039,760 of the 11,320,458 shares held in the name of Bell Potter Nominees LTD and has added a footnote to that effect to the beneficial ownership table.
Item 5. Directors and Executive Officers, page 37
44.	Please revise to note the term of your directors. Refer to Item 401(a) of Regulation S-K.
In response to the Staff’s comment, the Company has added the requested disclosure under “Directors and Executive Officers”.
James E. Lara, page 37
45.	Please revise to note Mr. Lara’s principal occupation and employment for the last five years.
In response to the Staff’s comment, the Company has added the requested disclosure to Mr. Lara’s biographical information under “Directors and Executive Officers”.
46.	Please revise to briefly disclose the nature of each of the organizations for which Mr. Lara served as a director and employee.
In response to the Staff’s comment, the Company has added the requested disclosure to Mr. Lara’s biographical information under “Directors and Executive Officers”.
Greg Eaton, page 38
47.	Please revise to note Mr. Eaton’s principal occupation and employment from 2000-2002.
In response to the Staff’s comment, the Company has added the requested disclosure to Mr. Eaton’s biographical information under “Directors and Executive Officers”.

November 14, 2005

Item 6, Executive Compensation, page 39
48.	Please identify and quantify the amounts listed as “All Other Compensation” by footnote to the table. Refer to Item 402(b)(2)(v) of Regulation S-K.
In response to the Staff’s comment the Company has added a footnote describing “All Other Compensation” to the Executive Compensation table.
Compensation of Directors, page 41
49.	Please revise to describe how director compensation is determined and by whom. Refer to Item 402(g) of Regulation S-K.
In response to the Staff’s comment, the Company has added the requested disclosure under “Directors and Executive Officers—Compensation of Directors”.
Employment Contracts, page 42
50.	Please disclose the termination dates of the employment agreements with Ms. Garrett and Mr. Lara. Also, please disclose any terms relating to salary, bonus, or other compensation.
In response to the Staff’s comment, the Company has added the requested disclosure under “Directors and Executive Officers—Employment Agreements”.
51.	You state that “based on our consultations with Australian counsel, we believe that Ms. Garrett’s salary and other compensation and benefits payable upon termination are not subject to the limitation imposed by the Listing Rules of the Australian Stock Exchange because the Company was not a listed Company at the time Ms. Garrett’s agreement was executed.” Please revise to clarify whether your conclusion is based on the advice or opinion of counsel and name counsel.
In response to the Staff’s comment, the Company has clarified that its position is based on consultation with, but not the advice or opinion of, Baker & McKenzie.
Item 7, Certain Relationships and Related Transactions, page 42
52.	You state that you are leasing space from Banner at a rate of approximately $1,100 per month. Please revise to note the location of that lease. Also, based on your disclosure on page F-24 you have not paid Banner for the lease during the six months ending June 30, 2005. Please advise us whether you are still leasing this facility from Banner. If yes, please note why no payments have been made to Banner as of June 30, 2005.
In response to the Staff’s comment, the Company has added the location of the leased space. The Company is still currently leasing the space from Banner, however, since Banner sold its remaining shares in the Company in September 2004, it ceased to be a related party at that time. Therefore, the Company has not disclosed any amounts paid subsequent to September 2004 as related party payments.

November 14, 2005

53.	Please revise to state whether your agreements with Banner Health Systems and Laerdal Medical Corporation were on terms comparable to the terms you could have received in an arms-length transaction.
In response to the Staff’s comment, the Company has added a statement that it considers its agreements with Banner Health and Laerdal Medical to be arms-length.
Item 8. Legal Proceedings, page 43
54.	We note numerous references in the disclosure to consultation with Australian counsel. Please revise to name counsel.
In response to the Staff’s comment, the Company has added the name of its former Australian counsel, Minter Ellison, and its current Australian counsel, Baker & McKenzie.
55.	In the penultimate paragraph, you state that you “are unaware of any legitimate claims that have not been addressed to the Australian Stock Exchange.” Please strike this statement given that you are not qualified to make such judgments.
In response to the Staff’s comment, the Company has deleted this sentence.
Our Compensation Plan, page 45
56.	Please revise this section to provide a description of the 1998 Key Employee Stock Plan and the Equity Compensation for President and COO.
In response to the Staff’s comment, the Company has added footnotes to the table to indicate that each of the referenced plans is described under “Executive Compensation”. The Company has also corrected an error in the title of the 1998 Key Employee Stock Plan to provide the correct title “Amended and Restated 1998 Key Employee Stock Option Plan.
Item 10. Recent Sales of Unregistered Securities, page 45
57.	Please revise to include a discussion regarding your issuances of options and warrants with in the last three years. For instance, on page F-26, we note that in 2004 you issued 1,150,000 options to employees.
In response to the Staff’s comment, the Company has added a discussion of its issuances of options and warrants within the last three years to “Recent Sales of Unregistered Securities”.
Financial Statements for the years ended December 31, 2004, 2003, and 2003 and the six months ended June 30, 2005, pages F-2 — F-31

November 14, 2005

Independent Auditors’ Report, page F-3
58.	Please revise to include the city and state of issuance.
In response to the Staff’s comment, the Company has corrected the error of the omission of the City and State of issuance for the independent auditors report.
Consolidated Balance Sheets, page F-4
59.	Please revise to separately present your compensating balance as restricted cash on the face of the balance sheet. Refer to ASR No. 148.
In response to the Staff’s comment, the Company has revised Form 10 to present the compensating balance as restricted cash on the face of the balance sheet.
Consolidated Statements of Cash Flows, page F-8
60.	Please provide us with a description of the “cash acquisition costs” included under investing activities on the statement of cash flows. Please tell us what consideration you gave to including this item within financing activities.
The following items were included in “cash acquisition costs” under investing activities on the statement of cash flows: third-party accounting, consulting and legal fees associated with the Global Doctor acquisition. Per FAS 95, paragraph 15, investing activities include making payments for acquiring other productive assets, and therefore, these third-party acquisition related costs were included in the investing section of the Statement of Cash Flows for the year ended December 31, 2002. Since these costs are related to the Global Doctor acquisition, in Amendment No. 1 the Company has moved them to this line item within the investing section of the Statement of Cash Flows, which provides further clarification.
61.	Please tell us where the acquisition of cash of $126,434 in your merger with Global Doctor has been reflected in the statements of cash flows.
In response to the Staff’s comment, the Company reviewed the acquisition of cash of $126,434 in MedAire’s merger with Global Doctor and found it was reflected in the operating portion of the statement of cash flows. The cash was recorded as an asset in the purchase accounting, and was then netted as such through the change in operating accounts and cash balance in the cash flow. The Company has reclassified the cash out of prepaid and other current assets within operating activities to the acquisition of Global Doctor line within investing activities, in accordance with FAS 95.
Note 1. Nature of Business and Significant Accounting Policies, pages F-10 — F-16
Revenue recognition, page F-10
62.	We note that you recognize revenue upon shipment of your product. Please provide us with your basis in GAAP for recognizing revenue upon shipment in light of the customer

November 14, 2005

acceptance provisions of SAB 104. Do title and/or risk of loss for the product pass to the buyer upon shipment or delivery?
The Company recognizes revenue upon shipment of its medical kits and pharmaceuticals based on risk of loss and title passing to the buyer at the shipping point. The Company’s agreements do not allow for customer acceptance after a trial period, evaluation or review of the product. Nor do the Company’s contracts allow for a right of return or exchange on the basis of subjective matters, seller-specified objective criteria, or customer-specified objective criteria. The Company maintains an ISO 9000-2001 certification and has a quality assurance process as part of its assembly operations.
63.	Please summarize the nature and terms of your multiple deliverable arrangements for us. In doing so, please explain how you concluded that objective and reliable evidence of the fair value of the undelivered item exists. Refer to paragraph 16 of ETIF 00-21.
The Company’s multiple deliverable arrangements include packages to airline and maritime customers that include the Company’s MedLink service (undelivered at time of sale), medical kits and in some cases, training classes (undelivered at time of sale). All elements of the package are sold regularly on a standalone basis, and have pricing schedules applicable to these separate sales, which constitutes vendor specific objective evidence (VSOE) as outlined in paragraph 16 of EITF 00-21. The Company’s MedLink service is a subscription based access fee that provides access to the Company’s call centers over the term of the contract, typically one year. The revenue is recognized over the period of the contract. The Company’s medical kits are items where revenue is recognized based on shipment of the kit from the Company’s facility, based on title and risk of loss passing to the customer upon shipment of the item. Lastly, the training class component provides the customer the right to confirm and attend a class of a nature identified in the contract, during the contract period. The customer must pre-register for the class(es). Revenue is recognized over the period of the contract, the period over which the customer has the right to registration. This revenue recognition treatment approximates actual usage of the class(es) in the package based upon an analysis the Company performed.
Restatement, page F-11
64.	Please revise to provide a more detailed description of the restatement. In addition, please provide us with your basis for recording this amount in Other Comprehensive Income as we note that the amount exceeds your translation adjustment during the period.
In response to the Staff’s comment, the Company has revised Form 10 to include a more detailed description of the restatement. The Company has chosen the net method of presentation. The reclassification in 2004 related to the cumulative income tax effect on foreign currency since the Company established a valuation allowance against all net deferred tax assets and incorrectly presented the $85,000 in the Statement of Accumulated Operations instead of Other Comprehensive Income. The Company refers the Staff to Note 8 of the Financial Statements for the deferred tax asset amount of $85,000.

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Note 5. Note Payable and Pledged Assets, page F-18
65.	Please revise to include a more detailed description of the rights and privileges available to holders of your convertible debt. Reference is made to APB 14.
In response to the Staff’s comment, the Company has added a more detailed description of the rights and privileges available to the holders of MedAire’s convertible debt.
Note 7. Commitments and Contingencies, page F-19
66.	Please tell us whether the positive ruling as it relates to the mining rights occurred within the allocation period as defined in SFAS No. 141. In addition, explain how you considered the guidance in paragraph 40 of SFAS No. 141 in accounting for the rights.
The positive ruling associated with the mining rights occurred in July 2003 which was within the allocation period as defined in SFAS No. 141. At the time of the acquisition, the mining rights were not believed to have value due to the fact that Global Doctor (prior to the acquisition by MedAire) had already “sold” the mining rights once, but the rights reverted back when the buyer realized it was going to be cost prohibitive to get the mine ready for commercial operations. There was no disclosure in the June 2003 or December 2003 Financial Statements that the allocation of the Global Doctor purchase price was preliminary, as Management believed that there were no pre-acquisition contingencies. Accordingly, no adjustment to the purchase price was made during the allocation period. The second “sale” of the mining rights in late 2003 also allowed for the same 30 day rescission contingency (rights would revert at any time prior to commercial commencement of the mining operations if the buyer decided not to make further payments on the purchase). The Company believes that any value the mining rights may now have is a result of events occurring after the acquisition, such as the positive ruling. Therefore, the Company did not record any assets as part of the purchase price related to the mining rights. Late in 2003, the Company became aware that there were changes in the economic conditions surrounding the iron ore mining industry. As the price of iron ore continued to rise into 2004, the mining rights have become more valuable. However, all of these events occurred after the acquisition date and the Company has not recorded an increase in basis (from zero) as a result of these economic changes.
67.	Finally, tell us how you considered the guidance in paragraph 12 of APB 10 in recognizing the gain on the sale of the rights under the installment method. In your response, explain when the risks of ownership were transferred to the buyer.
Based on the terms of the mining rights sale agreement with Grange Resources (the buyer), which entitled the buyer to revert the rights back to the Company and forego any future payments (payments made are non-refundable), the Company concluded that the gain must be recognized under the installment method of accounting. Since the buyer can cancel anytime, full accrual accounting is precluded. This situation continues until the point that the mine is commercially operational and the buyer makes a final AUD$1 million payment. Not all risks and rewards of ownership have yet transferred to buyer due to the rescission terms. The legal title and risks of ownership of the mine transferred to the buyer in November 2003. This is

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consistent with APB 10, paragraph 12 which allows for “exceptional cases where receivables are collectible over an extended period of time and, because of the terms of the transactions or other conditions, there is no reasonable basis for estimating the degree of collectibility. When such circumstances exist, and as long as they exist, either the installment method or the cost recovery method of accounting may be used.”
Note 9. Segment Reporting, pages F-21 — F-24
68.	We note from your disclosure on page 17 that goodwill within the Global Doctor segment was evaluated for impairment in connection with your consideration of your sale of this segment. In light of this fact and the fact that this segment suffered pre-tax losses in the years ended December 31, 2003 and 2004 and the six months ended June 30, 2005, please tell us what consideration you gave to evaluating the long-lived assets of the Global Doctor segment for impairment. Reference is made to paragraph 8 of SFAS 144.
A third-party valuation was obtained at each goodwill impairment testing period. The fair value of the reporting unit exceeded its carrying value at each valuation period. Thus no impairment of goodwill existed at those dates. The losses were considered in the analysis of the valuation utilizing a discounted cash flow model. In August 2005, the Company’s Board of Directors made the decision to investigate the sale of the assets of the Global Doctor China clinics. Subsequent to that decision, the Company’s Board of Directors made the decision to investigate the sale of the entire reporting unit. The Company is not actively marketing the sale of any locations or the entire reporting unit. A sale of a portion of the reporting unit may or may not result in a loss. The fair value of the long-lived assets is believed to exceed the carrying value based on the initial purchase price allocation performed by a third party taking into consideration the amortization to date.
Note 14. Acquisitions and Dispositions, pages F-29 — F-31
69.	With respect to the Global Doctor acquisition, we note your disclosure that the aggregate purchase price was $1,274,660, consisting of 10,753,765 shares of common stock and $6,215 in cash. We also note per the consolidated statements of stockholders’ equity that you recorded common stock and additional paid in capital of $508,249 in connection with this acquisition. This is significantly lower than the aggregate purchase price less the cash received. Please reconcile this apparent discrepancy and reconcile the purchase price allocation here to your supplemental disclosure of noncash investing and financing activities on the statements of cash flows.
The Global Doctor acquisition was a step acquisition that included: $240,313 of costs in 2002, as noted in the Company’s response to Comment 60 and presented in the 2002 Statement of Cash Flows investing section; a 6.25% investment already owned of $410,925 (cost basis); $108,962 of acquisition costs in 2003; the $508,249 that represented the option issuance cost and stock issuance cost done in connection with the acquisition; and the cash purchase price of $6,210; totaling the purchase price of $1,274,660.

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70.	We note from your merger agreement filed as an exhibit that you issued MedAire stock options to Global Doctor employees in exchange for their outstanding options. Please explain to us how you have accounted for these options and whether they were considered in the purchase price. Refer to paragraphs 83 through 85 of FIN 44.
The options held by Global Doctor employees were fully vested and therefore the fair value of the MedAire options issued were considered part of the acquisition price, in accordance with FIN 44, paragraphs 83 through 85 that denote that when vested options are issued in exchange for outstanding awards by employees, they shall be considered part of the acquisition purchase price and accounted for per FAS 141. The Company also directs the Staff’s attention to the description of the acquisition accounting for the Global Doctor acquisition described in the Company’s response to Comment 69.
71.	Please tell us what consideration you gave to including audited financial statements for Global Doctor and MAS in connection with the respective business combinations. Reference is made to Rule 3-05 of Regulation S-X.
In response to the Staff’s comment, the Company reviewed Note 14 to the Financial Statements. Based on that review, the Company revised Note 14 to exclude operations not purchased. Additionally, the Company reviewed Rule 3-05 of Regulation S-X and concluded that the MAS acquisition does not meet the 20% conditions set forth in Rule 3-05. Accordingly, audited financial statements for MAS are not included.
Regarding the Global Doctor acquisition, in accordance with Rule 3-05 of Regulation S-X, with an operating loss of greater than 50% of the Company’s loss, normally 3 years of audited financial statements would be included. However, because the acquired business has less than $25 million in revenue, only two years are required by Rule 3-05. The years of 2004 and 2003 are presented in Form 10 in the audited consolidated financial statements, and specifically the Global Doctor information is presented separately in the segment reporting included in the Notes to the financial statements. Therefore, the Company believes that the filing of additional audited periods of Global Doctor financial statements is not required.
72.	With respect to the acquisition of MedSpace, please tell us whether you recorded the tangible assets acquired at fair value and how you estimated the cost to settle the management agreement.
With respect to the MedSpace acquisition, the tangible assets were recorded at fair market value based upon a third party valuation report. The remaining amount paid was to settle all agreements and all rights.
Exhibits
73.	Please file a specimen stock certificate and any other instruments defining the rights of security holders. Refer to Item 601(b)(4) of Regulation S-K.
As described in our revisions to Description of Registrant’s Securities to be Registered — Common Stock on page 46, the Company’s shares are uncertificated and held in the form of

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CUFS (CHESS Units of Foreign Securities). The form of holding statement sent to CUFS holders is being filed as Exhibit 4.1 to Amendment No. 1.
     If you have any questions regarding the foregoing, please direct them to the undersigned at the address and phone number set forth above.

Sincerely,
/s/ Christopher Stachowiak

Christopher Stachowiak